OPERATING COSTS AND EXPENSES (Details) - CAD ($) $ in Thousands	12 Months Ended
	Mar. 31, 2026	Mar. 31, 2025
Disclosure of attribution of expenses by nature to their function [line items]
Amortization of right-of-use assets	$ 38,821	$ 33,824
Post-employment benefit expense in profit or lossRetirement benefits	13,896	13,378
Cost of sales
Disclosure of attribution of expenses by nature to their function [line items]
Depreciation of property, plant and equipment	25,483	24,793
Amortization of right-of-use assets	31,850	27,146
Amortization of intangible assets	21,334	13,247
Transportation reorganization	28,600	0
Wages, salaries and other employee benefits	878,749	867,743
Selling, general and administrative expense
Disclosure of attribution of expenses by nature to their function [line items]
Depreciation of property, plant and equipment	8,987	8,881
Amortization of right-of-use assets	6,971	6,678
Amortization of intangible assets	69,248	71,925
Wages, salaries and other employee benefits	281,862	267,616
EV customer settlement - other	0	24,190
Post-employment benefit expense in profit or lossRetirement benefits	$ 13,896	$ 13,378